Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Traditional Individual Fixed Annuities [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	2.47%	3.79%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	0.50 – 4.50%	2.50 – 4.50%
Equity Indexed Annuities [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	4.07%	3.69%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	1.00 – 3.00%	1.00 – 3.00%
Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	4.02%	5.12%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	1.50 – 5.42%	1.50 – 5.71%
Guaranteed Investment Contracts [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	3.79%	3.79%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	0.00 – 4.50%	0.00 – 4.50%
Universal Life [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	4.69%	5.00%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	3.00 – 6.00%	3.00 – 6.00%
Non-variable Annuity and Universal Life policies [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	6.00%	6.00%
Non-variable Annuity and Universal Life policies [Member] | Minimum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	0.50%	1.00%
Non-variable Annuity and Universal Life policies [Member] | Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	2.7%	2.8%